Inventory (Tables)	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Summary of Inventories
	March 31, 2014		March 31, 2013
Finished goods		$77,212		$59,972
Raw materials		10,369		10,577
Provision for obsolescence		(9,390)		(4,787)

		$78,191		$65,762